Income Taxes - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current income tax expense	$ 7,314
Deferred tax benefit - Origination and reversal of temporary differences	(4,597)	$ (15,006)
Income tax benefit	$ 2,717	$ (15,006)